Fair Value Measurement - Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Allowance for impaired loans	$ 289	$ 1,148
Fair Value, Measurements, Nonrecurring [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Allowance for impaired loans	$ 289	$ 1,148